Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Value Index (reflects no deductions for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Value Index (reflects no deductions for fees, expenses and taxes)
Average Annual Return, Percent		15.91%	11.33%	10.53%
Russell 3000® Total Return (reflects no deductions for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Total Return (reflects no deductions for fees, expenses and taxes)
Average Annual Return, Percent		17.15%	13.15%	14.29%
Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.14%	11.45%	10.02%
Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		10.74%	9.05%	8.19%
Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.49%	8.71%	7.80%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.27%	11.56%	10.13%